INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
7.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	1,440	1,779	283
Work-in-progress	9,997	5,521	877
Finished goods	3,537	6,511	1,035
Consumables and packaging materials	1,815	2,035	323

	16,789	15,846	2,518

The amounts of write-down of inventories recognized as an expense in cost of revenue for the years ended December 31, 2009, 2010 and 2011 were RMB51,491, RMB13,891 and RMB126,755 (US$20,139), respectively.